UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Short Duration Inflation-Protected Income Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options, and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Short Duration Inflation-Protected Income Fund

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Performance

Portfolio Manager(s) Jason C. DesLauriers, CFA and Brian S. Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/2010	04/01/2010	1.02%	4.89%	3.71%	2.32%
Class A with 3.25% Maximum Sales Charge	—	—	(2.25)	1.46	3.03	1.98
Class C at NAV	04/01/2010	04/01/2010	0.62	4.10	2.94	1.70
Class C with 1% Maximum Sales Charge	—	—	(0.38)	3.10	2.94	1.70
Class I at NAV	04/01/2010	04/01/2010	1.13	5.13	3.97	2.58

ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	—	—	(0.14)%	2.74%	3.19%	1.73%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.94%	1.69%	0.69%
Net	0.84	1.59	0.59
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Fund Profile

Asset Allocation (% of total investments)*
*	Total investments includes the Fund’s investment in the Portfolio and the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation). Other, if any, represents any investment type less than 1% of total investments.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than
5 years. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,010.20	$4.14**	0.83%
Class C	$1,000.00	$1,006.20	$7.86**	1.58%
Class I	$1,000.00	$1,011.30	$2.89**	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.68	$4.16**	0.83%
Class C	$1,000.00	$1,016.96	$7.90**	1.58%
Class I	$1,000.00	$1,021.92	$2.91**	0.58%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Investment in Affiliated Portfolio — 27.7%
Description	Value
Senior Debt Portfolio (identified cost, $239,254,880)	$ 236,197,068
Total Investment in Affiliated Portfolio (identified cost $239,254,880)	$236,197,068

Asset-Backed Securities — 2.1%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$1,350	$ 1,342,913
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	84	83,989
LL ABS Trust:
Series 2020-1A, Class A, 2.33%, 1/17/28(1)	32	31,981
Series 2022-1A, Class A, 3.76%, 11/15/29(1)(2)	4,000	3,999,705
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	65	61,663
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	5,000	4,976,431
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(1)	4,984	4,878,655
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	954	910,350
Stack Infrastructure Issuer, LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	963	962,174
Vantage Data Centers, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	983,979
Total Asset-Backed Securities (identified cost $18,549,481)		$ 18,231,840

Commercial Mortgage-Backed Securities — 2.9%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.474%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	$8,946	$ 8,902,074
Series 2021-VOLT, Class B, 1.504%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	5,000	4,878,289
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.284%, 8/10/50(1)(4)	455	448,113
Series 2015-CR22, Class D, 4.211%, 3/10/48(1)(4)	1,000	929,152
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.704%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	3,000	2,967,766
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.924%, 8/15/46(1)(4)	$80	$ 79,501
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.254%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)(5)	6,337	6,307,564
Total Commercial Mortgage-Backed Securities (identified cost $24,683,023)		$ 24,512,459

U.S. Treasury Obligations — 63.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
2.00%, 1/15/26(6)	$20,006	$ 22,077,291
2.375%, 1/15/25(6)	30,094	33,064,571
2.375%, 1/15/27(6)	16,877	19,179,658
U.S. Treasury Inflation-Protected Notes:
0.125%, 7/15/24(6)	28,668	29,849,596
0.125%, 10/15/24(6)	35,376	36,689,211
0.125%, 4/15/25(6)	26,353	27,254,035
0.125%, 10/15/25(6)	37,166	38,474,540
0.125%, 4/15/26(6)	36,772	37,867,184
0.125%, 7/15/26(6)	21,299	22,016,702
0.125%, 10/15/26(6)	31,139	32,099,428
0.125%, 4/15/27(6)	8,034	8,241,358
0.25%, 1/15/25(6)	28,740	29,884,549
0.375%, 7/15/23(6)	29,250	30,420,213
0.375%, 7/15/25(6)	26,313	27,516,856
0.375%, 1/15/27(6)	18,787	19,539,810
0.50%, 4/15/24(6)	34,862	36,365,375
0.625%, 4/15/23(6)	14,844	15,363,606
0.625%, 1/15/24(6)	35,252	36,784,944
0.625%, 1/15/26(6)	34,616	36,391,415
Total U.S. Treasury Obligations (identified cost $547,209,364)		$539,080,342

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(7)	19,531,660	$ 19,531,660
Total Short-Term Investments (identified cost $19,531,660)		$ 19,531,660
Total Investments — 98.1% (identified cost $849,228,408)		$837,553,369
Other Assets, Less Liabilities — 1.9%		$ 15,868,046
Net Assets — 100.0%		$853,421,415
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $42,744,299 or 5.0% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 11).
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.47% (pays upon termination)	4/21/24	$ 56,875
USD	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.34% (pays upon termination)	3/2/25	774,567
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.40% (pays upon termination)	3/6/25	742,757
USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.66% (pays upon termination)	3/27/25	738,144
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.27% (pays upon termination)	3/28/25	(28,710)
USD	35,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.04% (pays upon termination)	4/25/25	43,432
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.92% (pays upon termination)	9/2/25	860,153
USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.45% (pays upon termination)	3/24/26	864,855
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.76% (pays upon termination)	4/1/26	109,554
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.73% (pays upon termination)	5/27/26	920,725
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.71% (pays upon termination)	8/11/26	793,785
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.90% (pays upon termination)	9/1/26	765,635

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	$ 911,138
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	957,211
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	98,651
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,064,754
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.81% (pays upon termination)	10/12/27	647,097
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	573,082
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.37% (pays upon termination)	3/10/28	566,275
							$11,459,980
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	$ 710,709
								$710,709
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Investment in affiliated Portfolio, at value (identified cost, $239,254,880)	$ 236,197,068
Unaffiliated investments, at value (identified cost $584,114,096)	575,517,077
Affiliated investments, at value (identified cost $25,859,432)	25,839,224
Deposits for derivatives collateral — centrally cleared swap contracts	10,460,505
Interest receivable	755,841
Dividends receivable from affiliated investments	1,134
Receivable for Fund shares sold	11,387,327
Receivable for open swap contracts	710,709
Receivable from affiliate	90,776
Total assets	$860,959,661
Liabilities
Payable for when-issued securities	$ 3,999,705
Payable for Fund shares redeemed	1,610,785
Payable for variation margin on open centrally cleared swap contracts	1,610,589
Payable to affiliates:
Investment adviser fee	200,338
Distribution and service fees	32,787
Trustees' fees	43
Accrued expenses	83,999
Total liabilities	$ 7,538,246
Net Assets	$853,421,415
Sources of Net Assets
Paid-in capital	$ 854,679,839
Accumulated loss	(1,258,424)
Net Assets	$853,421,415
Class A Shares
Net Assets	$ 78,454,743
Shares Outstanding	7,506,048
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.45
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.80
Class C Shares
Net Assets	$ 21,707,478
Shares Outstanding	2,099,080
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.34
Class I Shares
Net Assets	$ 753,259,194
Shares Outstanding	72,005,600
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.46
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income from affiliated investments	$ 5,349
Dividends allocated from affiliated Portfolio	36,792
Interest income	10,799,137
Interest income from affiliated investment	14,375
Interest income allocated from affiliated Portfolio	4,071,940
Expenses, excluding interest expense and fees, allocated from affiliated Portfolio	(421,889)
Interest expense and fees allocated from affiliated Portfolio	(235,017)
Total investment income	$ 14,270,687
Expenses
Investment adviser fee	$ 924,466
Distribution and service fees:
Class A	84,580
Class C	77,481
Trustees’ fees and expenses	250
Custodian fee	30,761
Transfer and dividend disbursing agent fees	159,234
Legal and accounting services	25,791
Printing and postage	23,296
Registration fees	62,182
Miscellaneous	11,499
Total expenses	$ 1,399,540
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 179,658
Total expense reductions	$ 179,658
Net expenses	$ 1,219,882
Net investment income	$ 13,050,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (213,751)
Investment transactions - affiliated investments	(23)
Swap contracts	5,509,928
Net realized gain (loss) allocated from affiliated Portfolio:
Investment transactions	251,382
Foreign currency transactions	(38,762)
Forward foreign currency exchange contracts	1,450,221
Net realized gain	$ 6,958,995
Change in unrealized appreciation (depreciation):
Investments	$ (13,907,624)
Investments - affiliated investments	(20,208)
Swap contracts	4,357,990
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolio:
Investments	(5,875,965)
Foreign currency	49,222
Forward foreign currency exchange contracts	584,082
Net change in unrealized appreciation (depreciation)	$(14,812,503)
Net realized and unrealized loss	$ (7,853,508)
Net increase in net assets from operations	$ 5,197,297

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 13,050,805	$ 10,246,848
Net realized gain	6,958,995	859,155
Net change in unrealized appreciation (depreciation)	(14,812,503)	13,630,212
Net increase in net assets from operations	$ 5,197,297	$ 24,736,215
Distributions to shareholders:
Class A	$ (1,009,692)	$ (1,528,395)
Class C	(183,964)	(203,009)
Class I	(8,360,246)	(8,833,344)
Total distributions to shareholders	$ (9,553,902)	$ (10,564,748)
Transactions in shares of beneficial interest:
Class A	$ 20,071,367	$ 27,724,194
Class C	10,484,055	5,851,812
Class I	410,851,522	187,818,020
Net increase in net assets from Fund share transactions	$441,406,944	$221,394,026
Net increase in net assets	$437,050,339	$235,565,493
Net Assets
At beginning of period	$ 416,371,076	$ 180,805,583
At end of period	$853,421,415	$416,371,076

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.490	$ 9.850	$ 9.730	$ 9.720	$ 9.860	$ 9.820
Income (Loss) From Operations
Net investment income(1)	$ 0.213	$ 0.366	$ 0.209	$ 0.240	$ 0.254	$ 0.176
Net realized and unrealized gain (loss)	(0.107)	0.630	0.120 (2)	(0.008)	(0.142)	0.022
Total income from operations	$ 0.106	$ 0.996	$ 0.329	$ 0.232	$ 0.112	$ 0.198
Less Distributions
From net investment income	$ (0.146)	$ (0.356)	$ (0.209)	$ (0.222)	$ (0.252)	$ (0.158)
Total distributions	$ (0.146)	$ (0.356)	$ (0.209)	$ (0.222)	$ (0.252)	$ (0.158)
Net asset value — End of period	$10.450	$10.490	$ 9.850	$ 9.730	$ 9.720	$ 9.860
Total Return(3)(4)	1.02% (5)	10.23%	3.46%	2.41%	1.14%	2.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 78,455	$ 58,835	$28,768	$29,350	$37,919	$20,314
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)(7)	0.83% (8)(9)	0.84%	0.90%	0.95%	0.87%	0.86%
Net investment income	4.10% (8)	3.54%	2.16%	2.46%	2.59%	1.78%
Portfolio Turnover of the Fund(10)	8% (5)	25%	68%	36%	51%	40%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.06%, 0.10%, 0.11%, 0.14%, 0.11% and 0.13% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes interest expense, including allocated from the Portfolio, of 0.08%, 0.09%, 0.15%, 0.20%, 0.12% and 0.09% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.390	$ 9.760	$ 9.660	$ 9.660	$ 9.810	$ 9.780
Income (Loss) From Operations
Net investment income(1)	$ 0.179	$ 0.283	$ 0.134	$ 0.163	$ 0.179	$ 0.103
Net realized and unrealized gain (loss)	(0.115)	0.632	0.116 (2)	(0.002)	(0.148)	0.020
Total income from operations	$ 0.064	$ 0.915	$ 0.250	$ 0.161	$ 0.031	$ 0.123
Less Distributions
From net investment income	$ (0.114)	$ (0.285)	$ (0.150)	$ (0.161)	$ (0.181)	$ (0.093)
Total distributions	$ (0.114)	$ (0.285)	$(0.150)	$(0.161)	$ (0.181)	$(0.093)
Net asset value — End of period	$10.340	$10.390	$ 9.760	$ 9.660	$ 9.660	$ 9.810
Total Return(3)(4)	0.62% (5)	9.46%	2.74%	1.58%	0.31%	1.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 21,707	$ 11,322	$ 5,152	$ 7,118	$13,528	$ 9,723
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)(7)	1.58% (8)(9)	1.59%	1.65%	1.70%	1.62%	1.61%
Net investment income	3.48% (8)	2.76%	1.40%	1.68%	1.83%	1.05%
Portfolio Turnover of the Fund(10)	8% (5)	25%	68%	36%	51%	40%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.06%, 0.10%, 0.11%, 0.14%, 0.11% and 0.13% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes interest expense, including allocated from the Portfolio, of 0.08%, 0.09%, 0.15%, 0.20%, 0.12% and 0.09% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.500	$ 9.850	$ 9.730	$ 9.710	$ 9.850	$ 9.810
Income (Loss) From Operations
Net investment income(1)	$ 0.234	$ 0.401	$ 0.234	$ 0.265	$ 0.282	$ 0.205
Net realized and unrealized gain (loss)	(0.116)	0.629	0.114 (2)	(0.005)	(0.147)	0.014
Total income from operations	$ 0.118	$ 1.030	$ 0.348	$ 0.260	$ 0.135	$ 0.219
Less Distributions
From net investment income	$ (0.158)	$ (0.380)	$ (0.228)	$ (0.240)	$ (0.275)	$ (0.179)
Total distributions	$ (0.158)	$ (0.380)	$ (0.228)	$ (0.240)	$ (0.275)	$ (0.179)
Net asset value — End of period	$ 10.460	$ 10.500	$ 9.850	$ 9.730	$ 9.710	$ 9.850
Total Return(3)(4)	1.13% (5)	10.59%	3.66%	2.71%	1.37%	2.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$753,259	$346,214	$146,885	$200,002	$273,458	$164,940
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)(7)	0.58% (8)(9)	0.59%	0.65%	0.70%	0.62%	0.60%
Net investment income	4.50% (8)	3.88%	2.42%	2.72%	2.87%	2.08%
Portfolio Turnover of the Fund(10)	8% (5)	25%	68%	36%	51%	40%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.06%, 0.10%, 0.11%, 0.14%, 0.11% and 0.13% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes interest expense, including allocated from the Portfolio, of 0.08%, 0.09%, 0.15%, 0.20%, 0.12% and 0.09% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation. The Fund may also invest in certain registered investment companies sponsored by the Eaton Vance organization. During the six months ended April 30, 2022, the Fund held interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Boston Management and Research (BMR). The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (2.4% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. A copy of the Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments. The valuation policy of the Fund and of the Portfolio is as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund or Portfolio in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund or Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Additional valuation policies of the Fund are as follows:
Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Additional valuation policies of the Portfolio are as follows:
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
B  Income—The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Inflation Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP)

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.
Pursuant to inflation swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
H  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to declare and pay distributions quarterly of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $10,432,620 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $1,705,835 are short-term and $8,726,785 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 851,673,062
Gross unrealized appreciation	$ 10,397,658
Gross unrealized depreciation	(12,346,662)
Net unrealized depreciation	$ (1,949,004)

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed based on the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. For the six months ended April 30, 2022, the Fund’s investment adviser fee totaled $1,310,315, of which $385,849 was allocated from the Portfolio and $924,466 was paid or accrued directly by the Fund. For the six months ended April 30, 2022, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.44% of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but currently receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, EVM reimbursed expenses of $179,316 for the six months ended April 30, 2022.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $342 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $4,255 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,717 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022 in the amount of $1,900. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $84,580 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $58,111 for Class C shares.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $19,370 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $19,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $143,351,547 and $25,875,530, respectively.
7  Purchases and Sales of Investments
Purchases and sales of investments by the Fund, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2022 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 37,411,504	$ 2,092,939
U.S. Government and Agency Securities	315,592,219	47,119,513
	$353,003,723	$49,212,452
8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	4,330,062	$ 45,476,552	3,900,661	$ 40,295,900
Issued to shareholders electing to receive payments of distributions in Fund shares	94,971	994,761	145,514	1,499,890
Redemptions	(2,544,369)	(26,603,792)	(1,476,121)	(15,222,497)
Converted from Class C shares	19,375	203,846	114,710	1,150,901
Net increase	1,900,039	$ 20,071,367	2,684,764	$ 27,724,194

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	1,074,370	$ 11,156,910	758,124	$ 7,820,191
Issued to shareholders electing to receive payments of distributions in Fund shares	17,661	183,208	19,750	202,273
Redemptions	(62,919)	(652,217)	(100,448)	(1,019,751)
Converted to Class A shares	(19,580)	(203,846)	(115,765)	(1,150,901)
Net increase	1,009,532	$ 10,484,055	561,661	$ 5,851,812
Class I
Sales	55,493,820	$ 582,899,721	26,310,010	$ 272,611,215
Issued to shareholders electing to receive payments of distributions in Fund shares	797,345	8,356,172	851,543	8,791,040
Redemptions	(17,250,763)	(180,404,371)	(9,105,288)	(93,584,235)
Net increase	39,040,402	$ 410,851,522	18,056,265	$187,818,020
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.
The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2022, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2022.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts	$ 710,709(1)	$ —
Swap contracts (centrally cleared)	11,488,690 (2)	(28,710) (2)
Total	$12,199,399	$(28,710)
Derivatives not subject to master netting or similar agreements	$11,488,690	$(28,710)
Total Derivatives subject to master netting or similar agreements	$ 710,709	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Accumulated loss.
(2)	Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on centrally cleared swap contracts, as applicable.
The Fund's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$710,709	$ —	$ —	$ —	$710,709
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts	$5,509,928 (1)	$4,357,990 (2)
(1)	Statement of Operations location: Net realized gain (loss) - Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Swap contracts.
The average notional amount of swap contracts outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $214,429,000.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an upfront fee and arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
11  Investments in Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Fund’s investment in affiliated issuers and funds was $25,839,224, which represents 3.0% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.254%, 11/15/34	$ —	$ 6,327,631	$ —	$ —	$ (20,208)	$ 6,307,564	$ 14,375	$ 6,337,000
Short-Term Investments
Cash Reserves Fund	9,713,035	232,876,303	(242,589,315)	(23)	—	—	4,215	—
Liquidity Fund	—	36,829,298	(17,297,638)	—	—	19,531,660	1,134	19,531,660
Total				$ (23)	$(20,208)	$25,839,224	$19,724
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$ 236,197,068	$ —	$ —	$ 236,197,068
Asset-Backed Securities	—	18,231,840	—	18,231,840
Commercial Mortgage-Backed Securities	—	24,512,459	—	24,512,459
U.S. Treasury Obligations	—	539,080,342	—	539,080,342

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 19,531,660	$ —	$ —	$ 19,531,660
Total Investments	$255,728,728	$ 581,824,641	$ —	$ 837,553,369
Swap Contracts	$ —	$ 12,199,399	$ —	$ 12,199,399
Total	$255,728,728	$ 594,024,040	$ —	$ 849,752,768
Liability Description
Swap Contracts	$ —	$ (28,710)	$ —	$ (28,710)
Total	$ —	$ (28,710)	$ —	$ (28,710)
13  Risks and Uncertainties
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
14  Subsequent Event
Effective as of the close of business on May 23, 2022, the Fund transferred a portion of its net assets to Short Duration Inflation-Protected Income Portfolio (SDIPI Portfolio), a newly created Massachusetts business trust registered under the 1940 Act, for a 99.9% interest therein. The investment objective, policies and restrictions of SDIPI Portfolio are substantially the same as those of the Fund. BMR serves as the investment adviser of SDIPI Portfolio.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Thomas E. Faust Jr.*
Alan C. Bowser**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance
Short Duration Inflation-Protected Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7769    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022